SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Jun. 30, 2020
SHARE-BASED PAYMENTS
Schedule of assumptions in the estimated fair value of stock options

Factor	Incentive option plan
Weighted average fair value of shares	$5.42
Exercise price	$4.55
Weighted average expected volatility (*)	29.69%
Dividend rate	0%
Weighted average risk-free interest rate	1.66%
Weighted average expected life	9.89 years
Weighted average fair value of stock options at measurement date	$2.47

Schedule of weighted average amount and exercise price and the movements of the stock options of executives and directors

	06/30/2020		06/30/2019		06/30/2018
	Number		Number		Number
	of	Exercise	of	Exercise	of	Exercise
	options	price	options	price	options	price

At the beginning	—	—	—	—	—	—
Granted during the year	1,200,000	$4.55	—	—	—	—
Annulled during the year	—	—	—	—	—	—
Exercised during the year	—	—	—	—	—	—
Expired during the year	—	—	—	—	—	—
Effective at year	1,200,000	$4.55	—	—	—	—

Schedule of assumptions in the estimated fair value of bonus performance shares granted

Factor	Bonus in performance
Number of shares to be granted	530,000	1,060,000
Stock price at the grant date	$5.42	$5.42
Exercise Price	$10.5	$21.0
Weighted average expected volatility (*)	24.78%	24.78%
Dividend rate	0%	0%
Weighted average risk-free interest rate	1.52%	1.52%
Weighted average expected life	2.63 years	2.63 years
Weighted average fair value of stock at measurement date	$0.479	$0.005